Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Equity Abstract
Schedule of share capital

	Common		Preferred		Total Capital
	Number of Shares	%	Number of Shares	%	Number of Shares	%
São Paulo State	123,036,669 (1)	18.0	1 (2)	100.0	123,036,670	18.0
Equatorial S.A.	102,526,480	15.0	-	-	102,526,480	15.0
Free Float	457,946,719	67.0	-	-	457,946,719	67.0
Total	683,509,868	100.0	1(2)	100.0	683,509,869	100.0

(1)	Considers 123.036.663 common shares held by the São Paulo State Treasury Department and 6 common shares held by Cia. Paulista de Parcerias – CPP, a company controlled by the São Paulo State.
(2)	Special class preferred share.

Schedule of previously held in the share capital

December 31, 2023	Total Capital
	Number of Shares	%
São Paulo State	343,506,664	50.3
Free Float
In Brazil (1)	262,118,658	38.3
Abroad (2)	77,884,547	11.4
Total	683,509,869	100.0

(1)	As of December 31, 2023, the common shares traded in Brazil were held by 39,368 shareholders. It includes 6 shares held by Cia Paulista de Parcerias – CPP, a company controlled by the São Paulo State Government.
(2)	Shares traded as American Depositary Receipts (ADR) on the New York Stock Exchange, through The Bank New York Mellon, the depositary bank of the Company’s ADRs.

Schedule of distribution of earnings

	2024	2023	2022
Profit for the year	9,579,563	3,523,531	3,121,267
(-) Legal reserve - 5%	478,978	176,177	156,063

	9,100,585	3,347,354	2,965,204

Minimum mandatory dividend – 25%	2,275,146	836,839	741,301
Dividend per share and per ADS	3.33	1.22	1.08455

Schedule of allocation of the profit for the year

		2024	2023	2022
Profit
(+)	Profit for the year	9,579,563	3,523,531	3,121,267
(-)	Legal reserve – 5%	478,978	176,177	156,063
(-)	Minimum mandatory dividends	2,275,146	836,839	741,301
(-)	Complementary proposed dividends	274,668	147,689	130,857
Investment reserve recorded		6,550,771	2,362,826	2,093,046

Schedule of other comprehensive loss

	G1 plan	G0	Hedge	Total

Balance as of December 31, 2023	235,708	(89,346)	-	146,362
Actuarial gains/(losses) of the year (Note 24)	7,126	135,201	-	142,327
Gains/(losses) in financial isntruments of the year (Note 5.1 (d))	-	-	(8,350)	(8,350)
Balance as of December 31, 2024	242,834	45,855	(8,350)	280,339

	G1 plan	G0	Total

Balance as of December 31, 2022	181,617	(3,974)	177,643
Actuarial gains/(losses) of the year (Note 22)	54,091	(85,372)	(31,281)
Balance as of December 31, 2023	235,708	(89,346)	146,362